Taxation - Summary of Net Operating Loss Carryforwards (Detail) ¥ in Thousands	Dec. 31, 2020 CNY (¥)
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	¥ 222,717
2021
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	7,736
2022
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	33,489
2023
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	58,388
2024
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	58,034
2025
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	¥ 65,070